Major Accounting Policies - Changes in AOCI Balances by Component (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes in AOCI balances by component (after-tax)
BALANCE	$ 3,242,831	$ 3,113,499	$ 3,223,830
TOTAL OTHER COMPREHENSIVE INCOME (LOSS) NET OF TAX	93,631	(63,936)	50,170
BALANCE	3,492,399	3,242,831	3,113,499
Accumulated Other Comprehensive Income (Loss)
Changes in AOCI balances by component (after-tax)
BALANCE	(496,669)	(432,775)	(484,212)
Other comprehensive income (loss) before reclassifications	89,729	(73,363)	(127,119)
Amounts reclassified from AOCI	4,698	9,469	178,556
TOTAL OTHER COMPREHENSIVE INCOME (LOSS) NET OF TAX	94,427	(63,894)	51,437
BALANCE	(402,242)	(496,669)	(432,775)
Foreign Currency Translation
Changes in AOCI balances by component (after-tax)
BALANCE	(286,449)	(222,569)	(119,416)
Other comprehensive income (loss) before reclassifications	75,272	(63,880)	(109,361)
Amounts reclassified from AOCI			6,208
TOTAL OTHER COMPREHENSIVE INCOME (LOSS) NET OF TAX	75,272	(63,880)	(103,153)
BALANCE	(211,177)	(286,449)	(222,569)
Ownership Share of Equity Method Investees' Other Comprehensive Income (Loss)
Changes in AOCI balances by component (after-tax)
BALANCE	(31,913)	(37,949)	(30,436)
Other comprehensive income (loss) before reclassifications	(2,001)	6,036	(9,000)
Amounts reclassified from AOCI	1,300		1,487
TOTAL OTHER COMPREHENSIVE INCOME (LOSS) NET OF TAX	(701)	6,036	(7,513)
BALANCE	(32,614)	(31,913)	(37,949)
Defined Benefit Pension and Postretirement Plans
Changes in AOCI balances by component (after-tax)
BALANCE	(167,667)	(162,530)	(325,145)
Other comprehensive income (loss) before reclassifications	11,456	(9,888)	(5,382)
Amounts reclassified from AOCI	4,153	4,751	167,997
TOTAL OTHER COMPREHENSIVE INCOME (LOSS) NET OF TAX	15,609	(5,137)	162,615
BALANCE	(152,058)	(167,667)	(162,530)
Unrealized Gain (Loss) on Derivative Contracts
Changes in AOCI balances by component (after-tax)
BALANCE	(10,375)	(9,255)	(8,954)
Other comprehensive income (loss) before reclassifications	5,499	(5,943)	(3,260)
Amounts reclassified from AOCI	(808)	4,823	2,959
TOTAL OTHER COMPREHENSIVE INCOME (LOSS) NET OF TAX	4,691	(1,120)	(301)
BALANCE	(5,684)	(10,375)	(9,255)
Unrealized Gain (Loss) on Available-For-Sale Securities
Changes in AOCI balances by component (after-tax)
BALANCE	(265)	(472)	(261)
Other comprehensive income (loss) before reclassifications	(497)	312	(116)
Amounts reclassified from AOCI	53	(105)	(95)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS) NET OF TAX	(444)	207	(211)
BALANCE	(709)	(265)	(472)
Noncontrolling Interests
Changes in AOCI balances by component (after-tax)
BALANCE	117,640	116,152	112,959
Other comprehensive income (loss) before reclassifications	(835)	(341)	(1,543)
Amounts reclassified from AOCI	39	299	276
TOTAL OTHER COMPREHENSIVE INCOME (LOSS) NET OF TAX	(796)	(42)	(1,267)
BALANCE	150,089	117,640	116,152
Accumulated Other Comprehensive Income (Loss), Net Attributable to Noncontrolling Interests
Changes in AOCI balances by component (after-tax)
BALANCE	(666)	(624)	643
BALANCE	(1,462)	(666)	(624)
Foreign Currency Translation Attributable to Noncontrolling Interests
Changes in AOCI balances by component (after-tax)
BALANCE	(614)	(114)	1,328
Other comprehensive income (loss) before reclassifications	(848)	(500)	(1,442)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS) NET OF TAX	(848)	(500)	(1,442)
BALANCE	(1,462)	(614)	(114)
Unrealized Gain (Loss) on Derivative Contracts Attributable Noncontrolling Interests
Changes in AOCI balances by component (after-tax)
BALANCE	(52)	(510)	(685)
Other comprehensive income (loss) before reclassifications	13	159	(101)
Amounts reclassified from AOCI	39	299	276
TOTAL OTHER COMPREHENSIVE INCOME (LOSS) NET OF TAX	$ 52	458	175
BALANCE		$ (52)	$ (510)